Transactions and Balances with Related Parties (Details) - Schedule of transactions with related parties - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Holding company
Interest income		$ 55,848	$ 34,447	$ 41,034
Management staff
Administrative services expenditures		275,063	113,018	199,488
Other related parties
Sales		392,531	391,664	188,082
Purchases		253,931	40,081	27,507
Direct short-term benefits	[1]	$ 120,151	$ 78,321	$ 90,562

[1]	Correspond to the salaries, allowances and bonuses paid to the executives of Simec.